IFRS 7 Disclosures - Summary of Potential Impact to MLI's LICAT Total Ratio Resulting from Changes in Public Equity Market Values (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
-30% [member]
Statement [line items]
Impact on MLI's LICAT total ratio	(1)	(3)
-20% [member]
Statement [line items]
Impact on MLI's LICAT total ratio		(1)
-10% [member]
Statement [line items]
Impact on MLI's LICAT total ratio		(1)
20% [member]
Statement [line items]
Impact on MLI's LICAT total ratio	1
30% [member]
Statement [line items]
Impact on MLI's LICAT total ratio		(1)